Goodwill and other intangible assets - Recoverable amounts based on value in use (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and other intangible assets
Cash flow calculations, projection period	5 years
IHS Nigeria Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	29.50%	24.40%	16.10%
Terminal growth rate	4.00%	3.20%	2.70%
INT Towers Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital		25.40%	16.00%
Terminal growth rate		3.20%	2.70%
IHS Towers NG Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital		24.90%	16.50%
Terminal growth rate		3.20%	2.70%
IHS Cameroon S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	14.10%	13.70%	12.10%
Terminal growth rate	4.00%	4.00%	3.20%
IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	10.80%	11.00%	9.80%
Terminal growth rate	4.00%	4.00%	3.20%
IHS Zambia Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	26.40%	30.20%	24.10%
Terminal growth rate	4.00%	4.00%	2.00%
IHS Rwanda Group
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	17.10%	18.10%	15.50%
Terminal growth rate	4.00%	4.00%	3.20%
IHS Kuwait Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	7.60%	6.30%	6.00%
Terminal growth rate	2.80%	3.60%	2.90%
IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Pre-tax weighted average cost of capital	15.10%	13.90%
Terminal growth rate	4.00%	3.30%
Bottom of range | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy Ratio	4.05	3.76	3.32
Gross margins excluding depreciation & amortization	54.40%	62.50%	64.20%
Bottom of range | INT Towers Limited
Goodwill and other intangible assets
Tenancy Ratio		3.93	3.56
Gross margins excluding depreciation & amortization		61.70%	67.40%
Bottom of range | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy Ratio		3.65	3.63
Gross margins excluding depreciation & amortization		65.30%	52.30%
Bottom of range | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy Ratio	2.64	2.56	2.37
Gross margins excluding depreciation & amortization	55.00%	56.60%	57.80%
Bottom of range | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy Ratio	3.40	3.35	3.45
Gross margins excluding depreciation & amortization	48.90%	54.80%	53.80%
Bottom of range | IHS Zambia Group
Goodwill and other intangible assets
Tenancy Ratio	2.63	2.61	2.40
Gross margins excluding depreciation & amortization	64.00%	65.40%	65.20%
Bottom of range | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy Ratio	1.69	2.04	2.04
Gross margins excluding depreciation & amortization	66.10%	69.00%	67.00%
Bottom of range | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy Ratio	1.01	1.01	1.00
Gross margins excluding depreciation & amortization	63.60%	56.60%	52.40%
Bottom of range | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy Ratio	1.40	1.25
Gross margins excluding depreciation & amortization	42.50%	42.90%
Top of range | IHS Nigeria Limited
Goodwill and other intangible assets
Tenancy Ratio	8.32	7.74	5.18
Gross margins excluding depreciation & amortization	75.50%	78.70%	79.70%
Top of range | INT Towers Limited
Goodwill and other intangible assets
Tenancy Ratio		4.79	4.98
Gross margins excluding depreciation & amortization		74.00%	74.90%
Top of range | IHS Towers NG Limited
Goodwill and other intangible assets
Tenancy Ratio		4.73	4.44
Gross margins excluding depreciation & amortization		72.30%	63.10%
Top of range | IHS Cameroon S.A.
Goodwill and other intangible assets
Tenancy Ratio	2.94	3.10	2.89
Gross margins excluding depreciation & amortization	59.20%	65.50%	64.60%
Top of range | IHS Cote d Ivoire S.A.
Goodwill and other intangible assets
Tenancy Ratio	4.04	4.00	4.46
Gross margins excluding depreciation & amortization	56.70%	61.50%	63.50%
Top of range | IHS Zambia Group
Goodwill and other intangible assets
Tenancy Ratio	3.11	3.24	3.30
Gross margins excluding depreciation & amortization	70.20%	72.80%	74.60%
Top of range | IHS Rwanda Group
Goodwill and other intangible assets
Tenancy Ratio	2.58	2.64	2.97
Gross margins excluding depreciation & amortization	72.60%	73.20%	73.30%
Top of range | IHS Kuwait Limited
Goodwill and other intangible assets
Tenancy Ratio	2.00	1.53	1.46
Gross margins excluding depreciation & amortization	71.80%	62.60%	64.90%
Top of range | IHS South Africa Proprietary Limited
Goodwill and other intangible assets
Tenancy Ratio	2.94	2.28
Gross margins excluding depreciation & amortization	50.30%	66.40%